Schedule I Condensed Non-Consolidated Financial Information of Registrant	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule I Condensed Non-Consolidated Financial Information of Registrant
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2021 $	As at December 31, 2020 $
ASSETS
Current
Cash and cash equivalents	31,001	9,604
Accounts receivable	126	309
Prepaid expenses and other	192	57
Due from affiliates	90,803	166,219
Total current assets	122,122	176,189
Investments in and advances to subsidiaries (note 1)	724,016	635,060
Other assets	—	9
Total assets	846,138	811,258
LIABILITIES AND EQUITY
Current
Accounts payable	2,149	16,170
Accrued liabilities	15,171	7,269
Due to affiliates	222,638	247,425
Current portion of long-term debt	239,807	—
Other current liabilities	58	971
Total current liabilities	479,823	271,835
Long-term debt (note 2)	111,383	339,933
Other long-term liabilities	7,884	8,183
Total liabilities	599,090	619,951
Equity
Common stock and additional paid-in capital	1,053,804	1,057,321
Accumulated deficit	(806,756)	(866,014)
Total equity	247,048	191,307
Total liabilities and equity	846,138	811,258
The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF INCOME (LOSS) (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Operating expenses	—	—	(412)
General and administrative expenses	(18,085)	(16,659)	(19,463)
Loss from operations	(18,085)	(16,659)	(19,875)
Interest expense	(33,320)	(37,674)	(46,243)
Interest income	35	267	1,561
Impairments of investments and advances (note 1)	—	(123,753)	(103,420)
Dividend income (note 1)	121,253	58,563	62,100
Other	(11,737)	20,572	(5,662)
Net income (loss) before income taxes	58,146	(98,684)	(111,539)
Income tax recovery	1,112	790	7
Net income (loss)	59,258	(97,894)	(111,532)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net income (loss)	59,258	(97,894)	(111,532)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(913)	(656)	(270)
Impairments of investments and advances	—	123,753	103,420
Stock-based compensation	3,276	5,165	7,400
Dividends-in-kind	(75,298)	(31,763)	(10,000)
Other	4,610	7,925	19,153
Change in operating assets and liabilities	35,672	8,508	(15,314)
Net operating cash flow	26,605	15,038	(7,143)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	—	—	250,000
Prepayments of long-term debt	—	(18,249)	—
Scheduled repayments of long-term debt	—	(36,712)	(480,851)
Debt issuance costs	—	—	(15,029)
Advances from affiliates	—	—	227,157
Cash dividends paid	—	—	(5,523)
Other financing activities	(459)	(128)	(637)
Net financing cash flow	(459)	(55,089)	(24,883)
INVESTING ACTIVITIES
Purchase of Teekay Tankers common shares	(4,749)	—	—
Net investing cash flow	(4,749)	—	—
Increase (decrease) in cash and cash equivalents	21,397	(40,051)	(32,026)
Cash and cash equivalents, beginning of the year	9,604	49,655	81,681
Cash and cash equivalents, end of the year	31,001	9,604	49,655
Supplemental cash flow information (note 3)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
1. Summary of Significant Accounting Policies
Basis of presentation
The accompanying condensed non-consolidated financial information is required by SEC Regulation S-X 5-04 for Teekay Corporation (or Teekay), which requires the inclusion of financial information for Teekay on a stand-alone basis if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year. The restricted net assets of consolidated subsidiaries was $271.0 million, or 53% of total consolidated net assets, as at December 31, 2021.
Teekay’s investments in subsidiaries are presented in this financial information under the cost method of accounting, whereby Teekay’s investment in subsidiaries is measured initially at cost. Under the cost method of accounting for investments in common stock, dividends are the basis for recognition of earnings from an investment. Under this method, an investor recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the investor only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as reductions of cost of the investment. Teekay received dividends from its subsidiaries of $121.3 million (2021), $58.6 million (2020) and $62.1 million (2019).
Teekay recognizes an impairment loss on its investments in its subsidiaries when the fair value of its investments is lower than the carrying value. The fair value of Teekay's investments in its subsidiaries is primarily influenced by the publicly-traded unit price of Seapeak's common units (prior to Teekay's sale of all its interests in Seapeak on January 13, 2022), and the share price of Teekay Tankers' common shares, as of the respective balance sheet dates.
A substantial amount of Teekay’s operating, investing and financing activities are conducted by its affiliates and not reflected in this financial information. The condensed non-consolidated financial information should be read in conjunction with Teekay’s consolidated financial statements.
2. Long-term debt

	December 31, 2021 $	December 31, 2020 $
Senior Notes (9.25%) due November 2022	243,395	243,395
Convertible Senior Notes (5%) due January 2023	112,184	112,184
Total principal	355,579	355,579
Less unamortized discount and debt issuance costs	(4,389)	(15,646)
Total debt	351,190	339,933
Less current portion	(239,807)	—
Long-term portion	111,383	339,933

In May 2019, the Company issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). The 2022 Notes are guaranteed on a senior secured basis by certain of the Company's subsidiaries and are secured by first-priority liens on one of Teekay's FPSO units, a pledge of the equity interests in Teekay's subsidiary that owned all of Teekay's common units of Seapeak and all of Teekay’s Class A common shares of Teekay Tankers, and a pledge of the equity interests in Teekay's subsidiaries that own or previously owned Teekay's FPSO units.

The Company may redeem the 2022 Notes in whole or in part at a redemption price equal to a percentage of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date, as follows: 104.625% at any time on or after November 15, 2020, but prior to November 15, 2021; 102.313% at any time on or after November 15, 2021, but prior to August 15, 2022; and 100% at any time on or after August 15, 2022. During 2020, the Company repurchased $6.6 million of the principal of the 2022 Notes in the open market for total consideration of $6.2 million. Subsequent to December 31, 2021, the Company redeemed the 2022 Notes in full.

On January 26, 2018, the Company completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 15, 2023 (or the Convertible Notes). The Convertible Notes are convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20% to the concurrent common stock offering price of $9.75 per share.
During 2020, the Company repurchased $12.8 million of the principal of the Convertible Notes for total consideration of $10.5 million. As of December 31, 2021 and as of January 1, 2021, upon adoption of ASU 2020-06 - Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (see "Item 18 – Financial Statements: Note 1 – Summary of Significant Accounting Policies"), the outstanding principal value of the Convertible Notes was $112.2 million. As of December 31, 2021, and January 1, 2021, the net carrying amount of the Convertible Notes was $111.4 million and $110.6 million, respectively, which reflected unamortized debt issuance costs of $0.8 million and $1.6 million, respectively. The estimated fair value of the Convertible Notes was $111.4 million and $101.6 million, as of December 31, 2021, and January 1, 2021, respectively. For the year ended December 31, 2021, total interest expense for the Convertible Notes was $6.4 million, with coupon interest expense of $5.6 million and amortization of debt issuance costs of $0.8 million. Subsequent to December 31, 2021, the Company announced that it had commenced a cash tender offer to purchase any and all of the Convertible Notes. The cash tender was completed in February 2022, with $85.0 million aggregate principal amount of the Convertible Notes, representing approximately 75.8% of the total outstanding as of December 31, 2021, validly tendered. In March 2022, Teekay repurchased an additional $3.8 million of the principal of the Convertible Notes. After the settlement in February 2022 and the repurchases in March 2022, $23.4 million aggregate principal amount of the Convertible Notes remained outstanding.
3. Supplemental Cash Flow Information
During 2021, 2020 and 2019, the Company received dividends of $75.3 million, $31.8 million and $10.0 million, respectively, paid-in-kind, which were treated as non-cash transactions in the Company's condensed statement of cash flows.